10. INTANGIBLE ASSETS	24 Months Ended
Dec. 31, 2020
Notes
10. INTANGIBLE ASSETS

10.   INTANGIBLE ASSETS

	HealthTab	Corozon	Emerald	Total
	$	$	$	$
Cost
Balance, December 31, 2018	1	1	510,878	510,880
Write down	-	-	(510,877)	(510,877)
Balance, December 31, 2019 and 2020	1	1	1	3

Accumulated Amortization
Balance, December 31, 2018	-	-	85,147	85,147
Amortization	-	-	112,216	112,216
Write down	-	-	(197,363)	(197,363)
Balance, December 31, 2019 and 2020	-	-	-	-

Carrying value
As at December 31, 2019 and 2020	1	1	1	3

During the year ended December 31, 2019 the Company performed an assessment and determined that the carrying value of the intangible assets exceeded the recoverable amount and accordingly recognized impairment of the intangible assets related to Emerald acquisition in the amount of $313,514. The impairment can be reversed in future periods when there is a change in circumstances and the estimates used to determine the asset's recoverable amount.